Santander Group - Acquisition of Banco Santander Mexico (Details) - Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico [Member]	Apr. 12, 2019 shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity	25.00%
New shares issuable per acquiree share	0.337
ADS exchange ratio (in shares)	1.685
Potential shares issuable	571,000,000
IFRS Scenario Plan [Member]
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	3.50%